Financial Instruments - Summary of Foreign Currency Risk from Non-derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	₨ 119,522			₨ 127,213
Contract assets	19,854			23,001		₨ 20,647
Cash and cash equivalents	96,953		$ 1,163	91,880		₨ 103,836
Other financial assets	16,086			15,426
Lease Liabilities	(23,183)			(24,573)
Currency risk [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	63,725			74,526
Unbilled receivables	29,689			28,325
Contract assets	13,326			16,760
Cash and cash equivalents	32,291			26,481
Other financial assets	16,984			44,295
Lease Liabilities	(7,484)			(9,535)
Trade payables, accrued expenses and other financial liabilities	(57,653)			(50,359)
Non-derivative financial assets/ (liabilities), net	90,878			130,493
U.S.Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	35,193			42,312
Unbilled receivables	18,104			19,372
Contract assets	3,849			4,597
Cash and cash equivalents	19,008			10,048
Other financial assets	12,549			40,039
Lease Liabilities	(2,976)			(4,022)
Trade payables, accrued expenses and other financial liabilities	(27,161)			(26,726)
Non-derivative financial assets/ (liabilities), net	58,566			85,620
EURO [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	12,315			13,758
Unbilled receivables	3,427			3,050
Contract assets	6,004			7,081
Cash and cash equivalents	4,672			5,810
Other financial assets	1,428			1,066
Lease Liabilities	(2,764)			(2,998)
Trade payables, accrued expenses and other financial liabilities	(15,370)			(11,417)
Non-derivative financial assets/ (liabilities), net	9,712			16,350
Great British Pound [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	8,644			8,911
Unbilled receivables	3,250			2,360
Contract assets	2,341			3,077
Cash and cash equivalents	1,068			2,448
Other financial assets	197			1,234
Lease Liabilities	(183)			(457)
Trade payables, accrued expenses and other financial liabilities	(9,533)			(6,120)
Non-derivative financial assets/ (liabilities), net	5,784			11,453
Australian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	2,556			2,317
Unbilled receivables	1,694			1,431
Contract assets	495			632
Cash and cash equivalents	782			1,288
Other financial assets	207			136
Lease Liabilities	(155)			(175)
Trade payables, accrued expenses and other financial liabilities	(1,624)			(1,329)
Non-derivative financial assets/ (liabilities), net	3,955			4,300
Canadian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	819			1,567
Unbilled receivables	599			393
Contract assets	112			180
Cash and cash equivalents	3,441			2,643
Other financial assets	785			130
Lease Liabilities	(137)			(118)
Trade payables, accrued expenses and other financial liabilities	(920)			(1,482)
Non-derivative financial assets/ (liabilities), net	4,699			3,313
Other currencies [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	4,198	[1]		5,661	[2]
Unbilled receivables	2,615	[1]		1,719	[2]
Contract assets	525	[1]		1,193	[2]
Cash and cash equivalents	3,320	[1]		4,244	[2]
Other financial assets	1,818	[1]		1,690	[2]
Lease Liabilities	(1,269)	[1]		(1,765)	[2]
Trade payables, accrued expenses and other financial liabilities	(3,045)	[1]		(3,285)	[2]
Non-derivative financial assets/ (liabilities), net	₨ 8,162	[1]		₨ 9,457	[2]

[1]	Other currencies reflect currencies such as Saudi Riyal, United Arab Emirates Dirham and Japanese Yen.
[2]	(1) Other currencies reflect currencies such as Saudi Riyal, Singapore Dollar and Japanese Yen.